INCOME TAXES - Reconciliation of the Effective Tax Rate (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Statement Line Items [Line Items]
Deferred tax assets	$ 71,607	$ 23,191
Offset of deferred income taxes	(70,612)	(22,550)
Net deferred income tax assets	995	641
Total deferred income tax liabilities	(70,612)	(22,550)
Offset of deferred income taxes	70,612	22,550
Excess of tax over book basis
Statement Line Items [Line Items]
Deferred tax assets	71,607	23,191
Book to tax differences on other assets
Statement Line Items [Line Items]
Total deferred income tax liabilities	$ (70,612)	(18,367)
Convertible debentures
Statement Line Items [Line Items]
Total deferred income tax liabilities		$ (4,183)